LOOMIS SAYLES CORE PLUS BOND FUND

LOOMIS SAYLES GLOBAL MARKETS FUND

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated March 6, 2008 to the Natixis Funds Statement of

Additional Information—Part II dated February 1, 2008, as may be revised and supplemented from time to time

Effective immediately, the table in the sub-section “Investment Restrictions” within the section “Investment Strategies and Risks” is amended as follows:

Fund	Securities	Practices

Core Plus Bond Fund

Debt Securities (Adjustable Rate Mortgage Securities, Asset-backed Securities, Bank Loans, Collateralized Mortgage Obligations, Mortgage Dollar Rolls, Pay-in-Kind Securities, Preferred Stock, Structured Notes, Stripped Securities, Zero-Coupon Securities, Convertible Securities, Inflation-Linked Bonds, Real Estate Investment Trusts)

Equity Securities (Investment Companies)

Foreign Securities (Depositary Receipts, Supranational Entities)

Money Market Instruments

Futures Contracts Illiquid Securities Options Swap Contracts When-Issued Securities Repurchase Agreements Foreign Currency Transactions

Global Markets Fund

Debt Securities (Adjustable Rate Mortgage Securities, Bank Loans, Convertible Securities, Lower Quality Debt Securities, Preferred Stock, U.S. Government Securities, Structured Notes, Stripped Securities, Mortgage-Backed Securities, Inflation-Linked Bonds, Real Estate Investment Trusts)

Equity Securities (Growth Stocks, Investment Companies, Rule 144A Securities and Section 4(2) Commercial Paper, Value Stocks, Warrants)

Foreign Securities (Supranational Entities)

Money Market Instruments

Futures Contracts Options Swap Contracts Illiquid Securities Repurchase Agreements Securities Lending Foreign Currency Transactions

High Income Fund

Debt Securities (Adjustable Rate Mortgage Securities, Asset-backed Securities, Bank Loans, Collateralized Mortgage Obligations, Convertible Securities, Preferred Stock, Stripped Securities, Structured Notes, Step Coupon Securities, U.S. Government Securities, Mortgage-Backed Securities, Inflation-Linked Bonds, Real Estate Investment Trusts)

Equity Securities (Growth Stocks, Investment Companies, Value Stocks, Rule 144A Securities and Section 4(2) Commercial Paper)

Foreign Securities (Depository Receipts, Supranational Entities)

Money Market Instruments

When-Issued Securities Illiquid Securities Options Swap Contracts Repurchase Agreements Foreign Currency Transactions

Investment Grade Bond Fund

Debt Securities (Asset-backed Securities, Bank Loans, Preferred Stock, Stripped Securities, Mortgage-Backed Securities, Pay-in-Kind Bonds, Inflation-Linked Bonds)

Equity Securities (Investment Companies)

Foreign Securities (Depository Receipts, Supranational Entities)

Money Market Instruments

Options Repurchase Agreements Foreign Currency Transactions

The following text shall replace the sub-section “Bank Loans” within the sub-section “Investment Restrictions” within the section “Investment Strategies and Risks”:

Bank Loans

The Core Plus Bond Fund, Global Markets Fund, International Bond Fund, Investment Grade Bond Fund, High Income Fund and Strategic Income Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. A Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). A Fund may also acquire a participation interest in another lender’s portion of the senior loan.

SP367-0308

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated March 6, 2008 to the Natixis Funds Statement of Additional Information—Part II

dated May 1, 2007, as may be revised and supplemented from time to time

Effective immediately, the table in the subsection sub-section “Investment Restrictions” within the section “Investment Strategies and Risks” is amended as follows:

Fund	Securities	Practices

Income Diversified Portfolio

Debt Securities (Asset-backed securities, Bank Loans, Collateralized Mortgage Obligations, Lower Quality Fixed Income Securities, Investment Grade Fixed Income Securities, Mortgage Related Securities, Structured Notes, Stripped Securities, Step Coupon Securities, Zero-Coupon Securities, Pay-in-Kind Securities, Convertible Securities, U.S. Government Securities)

Equity Securities (Investment Companies, REITs, Real Estate Securities, Preferred Securities)

Foreign Securities (Bonds, Supranational Entities, Developed Markets, Currency Hedging Transactions, Depositary Receipts, Emerging Markets, Foreign Currency)

Money Market Instruments

Initial Public Offerings

When-issued Securities

Privatizations

Futures Contracts

Options

Swap Contracts

Short Sales

Illiquid Securities

Private Placements

Reverse Repurchase Agreements

Securities Lending

Short Term Trading

The following text shall be inserted before sub-section “Collateralized Mortgage Obligations” within the sub-section “Investment Strategies” within the section “Investment Strategies and Risks”:

Bank Loans

The Natixis Income Diversified Portfolio may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. The Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). The Fund may also acquire a participation interest in another lender’s portion of the senior loan.

SP368-0308